SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------


Cash Account Trust                   DWS Money Market Prime Series
   Government & Agency               DWS Money Market Series
     Securities Portfolio            Investors Cash Trust
   Money Market Portfolio               Treasury Portfolio
   Tax-Exempt Portfolio              NY Tax Free Money Fund
Cash Management Fund Institutional   Tax-Exempt California Money Market Fund
Cash Reserve Fund, Inc.              Tax Free Money Fund Investment
   Prime Series
Cash Reserves Fund Institutional
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The following information replaces similar disclosure in the "Other Policies and
Risks" section of each fund's/portfolio's prospectuses:


A complete list of the fund's/portfolio's portfolio holdings is posted twice each month on either www.dws-investments.com or www.moneyfunds.deam-us.db.com (the Web sites do not form a part of this prospectus). Portfolio holdings as of the 15th day of each month are posted to the Web site on or after month-end and portfolio holdings as of each month-end are posted to the Web site on or after the 14th day of the following month. The posted portfolio holdings information generally remains accessible at least until the date on which the fund/portfolio files its Form N-CSR or N-Q with the Securities and Exchange Commission for the period that includes the date as of which the posted information is current. The fund/portfolio also may post on the Web site, on the same or a more frequent basis, various depictions of portfolio characteristics such as the allocation of the portfolio across various security types, market sectors and sub-sectors and maturities and risk characteristics of the portfolio. The fund's/portfolio's Statement of Additional Information includes a description of the fund's/portfolio's policies and procedures with respect to the disclosure of the fund's/portfolio's portfolio holdings.



               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group

September 8, 2008
DMF-3673